PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of Prepayment And Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Government authorities	$ 997	$ 1,290
Prepaid expenses	1,500	1,333
Deferred contract costs	3,130	0
Other receivables	147	613
Total	$ 5,774	$ 3,236